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1933 Act Rule 497(e)
1933 Act File No. 333-111986
1940 Act File No. 811-21475

October 9, 2014

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	RBC Funds Trust (the “Registrant”) SEC File Nos. 333-111986 and 811-21475 Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) is certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 4 risk/return summary information that was included in the supplement relating to the prospectus dated November 27, 2013, for the RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund, and RBC BlueBay Absolute Return Fund, each a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on October 1, 2014 (Accession No. 0001582816-14-000520) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Michael P. O’Hare
Michael P. O’Hare